Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	GOLD RESERVE INC.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	72,241,473
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	500,236

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 8,347,518	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Notes 5, 6)	723,449	892,271
Deposits, advances and other	175,293	194,802
Total current assets	9,246,260	59,214,443
Property, plant and equipment, net (Note 7)	19,190,792	19,125,626
Total assets	28,437,052	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	914,977	2,076,131
Accrued interest	64,269	234,545
Total current liabilities	979,246	2,310,676
Convertible notes (Note 12)	20,025,454	101,833,491
Other (Note 12)	1,012,491	0
Total liabilities	22,017,191	104,144,167
SHAREHOLDERS' EQUITY
Common shares and equity units	283,482,779	244,023,265
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,762,883	17,143,278
Accumulated deficit	(302,209,087)	(292,183,986)
Accumulated other comprehensive income	211,683	41,742
Total shareholders' equity (deficit)	6,419,861	(25,804,098)
Total liabilities and shareholders' equity	$ 28,437,052	$ 78,340,069

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Class A Authorized: Unlimited
Issued and outstanding	72,211,473	59,043,972
Equity Units
Issued and outstanding	500,236	500,236

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
OTHER INCOME (LOSS)
Interest	$ 15,727	$ 116,956	$ 242,170	$ 374,853
Litigation settlement (Note 13)	1,891,035	0	0	1,891,035
Gain on sale of marketable securities	7,373	772,698	241,621	1,021,692
Loss on impairment of marketable securities	(433,973)	0	0	(433,973)
Gain on sale of equipment	97,965	1,460,727	419,413	1,978,105
Gain on sale of subsidiaries (Note 10)	0	0	474,577	474,577
Gain on settlement of debt (Note 12)	8,089,095	1,304	0	8,090,399
Foreign currency gain (loss)	(33,769)	6,829	(21,907)	(48,847)
Total OTHER INCOME (LOSS)	9,633,453	2,358,514	1,355,874	13,347,841
EXPENSES
Corporate general and administrative	6,784,223	6,076,547	3,814,349	16,675,119
Exploration	940,122	1,291,527	0	2,231,649
Legal and accounting	1,490,716	518,216	446,611	2,455,543
Venezuelan operations	586,956	1,163,792	1,714,543	3,465,291
Arbitration (Note 3)	3,416,729	6,659,359	6,289,647	16,365,735
Equipment holding costs	1,037,600	1,669,254	1,567,181	4,274,035
Write-down of machinery and equipment	71,166	1,881,959	2,518,796	4,471,921
Total EXPENSES	14,327,512	19,260,654	16,351,127	49,939,293
Loss before interest expense	(4,694,059)	(16,902,140)	(14,995,253)	(36,591,452)
Interest expense	(5,331,042)	(6,710,253)	(6,641,877)	(18,683,172)
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Net loss per share, basic and diluted	$ (0.16)	$ (0.4)	$ (0.37)
Weighted average common shares outstanding	61,377,173	59,470,615	57,754,492

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(256,659)	(403,475)	1,736,761	1,076,627
Realized gains included in net loss	(7,373)	(772,698)	(241,621)	(1,021,692)
Impairment of marketable securities	433,973			433,973
Other comprehensive income	169,941	(1,176,173)	1,495,140	488,908
Comprehensive loss for the period	$ (9,855,160)	$ (24,788,566)	$ (20,141,990)	$ (54,785,716)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Common Shares and Equity Units Held by Affiliates USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive income (loss) USD ($)	KSOP Debt USD ($)
Balance at Dec. 31, 2009				$ 242,207,200	$ 5,171,603	$ (636,267)	$ 14,448,889	$ (246,934,463)	$ (277,225)	$ (110,691)
Balance (in shares) at Dec. 31, 2009		57,694,997	500,236
Net loss								(21,637,130)
Other comprehensive income	1,495,140								1,495,140
Stock option compensation							99,532
Fair value of options exercised				29,851			(29,851)
Common shares issued for:
Option exercises				43,661
Option exercises (in shares)		150,554
Services				1,503,566
Services (in shares)		924,300
Decrease in shares held by affiliates				(201,820)		636,267
Balance at Dec. 31, 2010				243,582,458	5,171,603		14,518,570	(268,571,593)	1,217,915	(110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss								(23,612,393)
Other comprehensive income									(1,176,173)
Other comprehensive income	(1,176,173)
Stock option compensation							2,723,577
Fair value of options exercised				98,869			(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
KSOP allocation										110,691
Balance at Dec. 31, 2011	(25,804,098)			244,023,265	5,171,603		17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss								(10,025,101)
Other comprehensive income									169,941
Other comprehensive income	169,941
Stock option compensation							2,682,742
Fair value of options exercised				63,137			(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	$ 6,419,861			$ 283,482,779	$ 5,171,603		$ 19,762,883	$ (302,209,087)	$ 211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average share price of stock issued for excercisable options	$ 1.56	$ 0.16	$ 0.29
Average share price of stock issued for services	$ 3.03	$ 1.83	$ 1.62

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (10,025,101)	$ (23,612,393)	$ (21,637,130)	$ (55,274,624)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	2,682,742	2,723,577	99,532	5,505,851
Depreciation	22,806	68,222	132,653	223,681
Gain on settlement of debt	(8,089,095)	(1,304)	0	(8,090,399)
Gain on sale of equipment	(97,965)	(1,460,727)	(419,413)	(1,978,105)
Gain on sale of subsidiaries	0	0	(474,577)	(474,577)
Write-down of machinery and equipment	71,166	1,881,959	2,518,796	4,471,921
Amortization of premium on marketable debt securities	0	0	175,020	175,020
Accretion of convertible notes	852,045	1,081,074	1,012,682	2,945,801
Securities received in settlement of litigation	(101,482)	0	0	(101,482)
Net gain on sale of marketable securities	(7,373)	(772,698)	(241,621)	(1,021,692)
Impairment of marketable securities	433,973	0	0	433,973
Shares issued for compensation and KSOP	2,125,815	1,560,159	470,415	4,156,389
Changes in non-cash working capital:
Net decrease in deposits and advances	22,269	189,712	91,812	303,793
Net increase (decrease) in accounts payable and accrued expenses	(1,061,430)	442,976	(2,156,853)	(2,775,307)
Net cash used in operating activities	(13,171,630)	(17,899,443)	(20,428,684)	(51,499,757)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	13,645	1,666,751	11,158,787	12,839,183
Purchase of marketable securities	0	(698,574)	(1,028,144)	(1,726,718)
Purchase of property, plant and equipment	(159,138)	(50,478)	(9,496,692)	(9,706,308)
Proceeds from sales of equipment	277,965	16,457,541	8,914,615	25,650,121
Decrease in restricted cash	0	0	9,489,777	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)	(1,429,655)
Net cash provided by investing activities	132,472	17,375,240	17,608,688	35,116,400
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	81,925	15,778	43,661	141,364
Restructure fees	(2,585,119)	0	0	(2,585,119)
Settlement of convertible notes	(33,787,500)	(683)	0	(33,788,183)
Net cash provided by (used in) financing activities	(36,290,694)	15,095	43,661	(36,231,938)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(49,329,852)	(509,108)	(2,776,335)	(52,615,295)
Cash and cash equivalents - beginning of period	57,677,370	58,186,478	60,962,813	60,962,813
Cash and cash equivalents - end of period	$ 8,347,518	$ 57,677,370	$ 58,186,478	$ 8,347,518

The Company and Significant Accounting Policies:	12 Months Ended
Dec. 31, 2012
The Company and Significant Accounting Policies:

Note 1.      The Company and Significant Accounting Policies:

The Company

 Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

The Company's recent activities have included: obtaining a working interest in the La Tortuga project, establishing the local operating entity and commencing related exploration (See Note 7 to the audited consolidated financial statements); concluding the redemption and restructuring of the Company's convertible notes (See Note 12 to the audited consolidated financial statements); implementing its plan to regain compliance with the NYSE-MKT (the "NYSE" or "Exchange") continued listing standards which was denied by the Exchange on March 7, 2013; defending and ultimately settling litigation related to a breach of fiduciary responsibility during the course of a 2008 unsolicited takeover bid (See Note 13 to the audited consolidated financial statements); and since 2009, executing the Company's arbitration claim against Venezuela as well as continued efforts to reach an amicable settlement (See Note 3 to the audited consolidated financial statements). The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation

 These audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise

 As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents

 The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs

 Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment

 Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale

   Long-Lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets

 The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency

The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation

 The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Bonus Pool Plan

 The Company maintains a Bonus Plan related to the outcome of its arbitration against Venezuela as described in Note 3. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company will not accrue a liability for this Plan until and unless events required for payment under the Plan occur.

Income Taxes

 The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty

 The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management's current estimate. Any operations the Company may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls,  import/export restrictions and government bureaucracy in the countries in which it operates. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share

 Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes

 Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss

 Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the audited consolidated statements of comprehensive loss.

Financial Instruments

  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and accrued expenses are recorded at amortized cost.

Contingent Value Rights

  Contingent value rights are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

New Accounting Policies:	12 Months Ended
Dec. 31, 2012
New Accounting Policies:

Note 2.      New Accounting Policies:

In February 2013, the FASB issued Accounting Standards Update 2013-02 which contains requirements regarding the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update are effective for reporting periods beginning after December 15, 2012 and are not expected to have a significant impact on the Company's financial statements.

 In June 2011, the FASB issued Accounting Standards Update 2011-05 that requires changes in the presentation of comprehensive income. Entities have the option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of the updated guidance effective January 1, 2012 did not have an effect on the Company's financial statements.

In May 2011, the FASB issued Accounting Standards Update 2011-04 which contains amendments resulting in common fair value measurement and disclosure requirements in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This update was effective for the Company beginning January 1, 2012 and did not have a significant impact on the Company's financial statements.

Expropriation of Brisas Project by Venezuela and Related Arbitration:	12 Months Ended
Dec. 31, 2012
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 3.      Expropriation of Brisas Project by Venezuela and Related Arbitration:

From 1992 to 2008 the Company focused substantially all of its management and financial resources on the development of the Brisas Project. In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government expropriated the Brisas Project and also effectively deprived the Company of its ability to further develop the Choco 5 Property.

In October 2009 the Company began the Brisas Arbitration by filing a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes ("ICSID"), against the Bolivarian Republic of Venezuela ("Respondent") seeking compensation in the arbitration for all of the losses and damages resulting from Venezuela's wrongful conduct (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1)). The Company's claim as last updated in its July 2011 Reply totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of the Company's reply) of approximately $400 million The claim, including interest accrued since the loss to July 29, 2011, represents the full market value of the legal rights to develop the Brisas Project at the date of the Tribunal's decision and the value of the Choco 5 Property.

The Company is well advanced in the arbitration process. After the parties each made several filings, the Tribunal held an oral hearing with the parties in Washington, D.C. which concluded on February 17, 2012. The Company and Respondent both submitted post-hearing briefs on March 16, 2012, commenting in conclusion on the full evidentiary record, as is typically permitted in such arbitrations. In July 2012, the Tribunal issued a procedural order requesting the production of further evidence related to valuation issues. The parties have been requested to submit a joint report from their technical experts by April 26, 2013 and to submit observations of the parties on the experts' report by May 24, 2013 with a hearing sometime in early June 2013 if either party requests.

An ICSID Additional Facility Award is enforceable globally under the New York Convention, an international convention regarding the recognition and enforcement of arbitral awards with over one hundred forty State parties. There are clear, well documented procedures for identifying sovereign assets located in one or more of these States and for enforcing arbitral awards by attaching such assets.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds or the fair value of any consideration related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company currently does not accrue a liability for the Bonus Plan as events required for payment under the Plan have not yet occurred.

Pursuant to it's recent debt restructuring (see Note 12 to the audited consolidated financial statements), the Company issued a CVR which entitles each note holder to receive, net of certain deductions (including income tax calculation), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	2012	2011
U.S. Treasury bills	$-	$40,000,000
Bank deposits	2,981,234	12,238,554
Money market funds	5,366,284	5,438,816
Total	$8,347,518	$57,677,370

At December 31, 2012 and 2011, the Company had cash of approximately $9,000 and $88,000 respectively, in Venezuela.

Marketable Securities:	12 Months Ended
Dec. 31, 2012
Marketable Securities:

Note 5.      Marketable Securities:

	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	101,482	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain	(7,373)	(772,698)
Unrealized loss	(256,659)	(403,475)
Fair value at balance sheet date	$723,449	$892,271

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost method. In 2012, declines in the fair value of certain securities were determined to be other than temporary and as a result the Company recognized an impairment loss of $433,973. As of December 31, 2012 and 2011, marketable securities had a cost basis of $511,766 and $850,529, respectively.

Fair Value Measurements:	12 Months Ended
Dec. 31, 2012
Fair Value Measurements:

Note 6.      Fair Value Measurements:

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

	Fair value December 31, 2011	Level 1	Level 2	Level 3
Marketable securities	$ 892,271	$ 892,271	-	-

Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Machinery and equipment includes amounts paid for equipment previously intended for use on the Brisas Project. At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to Assets held for sale and sold during the first quarter of 2012 for its carrying value.

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2,000,000. Upon signing, the Company made an initial $50,000 option payment and at the end of July 2012 the Company made an additional $100,000 option payment to Soltoro. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers, including iron oxide copper gold deposits, copper porphyries and epithermal gold and/or base metal veining.

KSOP Plan:	12 Months Ended
Dec. 31, 2012
KSOP Plan:

Note 8.            KSOP Plan:

The KSOP Plan, adopted in 1990 for the benefit of employees, is comprised of two parts, (1) a salary reduction component, or 401(k), and (2) an employee share ownership component, or ESOP. Unallocated shares are recorded as a reduction to shareholders' equity. Allocation of common shares or cash contributions to participants' accounts, subject to certain limitations, is at the discretion of the Company's board of directors. The fair market value of the shares when allocated is recorded in the statement of operations with a reduction of the KSOP debt account. Cash contributions for the Plan years 2012, 2011 and 2010 were approximately $169,000, $127,000 and $175,000 respectively. Additionally, in 2011 the Plan allocated common shares valued at $110,690 to eligible participants.

Stock Based Compensation Plans:	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans:

Note 9.      Stock Based Compensation Plans:

Equity Incentive Plans

In order to comply with the requirements of the TSX Venture Exchange ("TSXV"), the Company adopted and the shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan plan"). Upon shareholder approval, all awards previously granted pursuant to the 1997 Plan and the Venezuelan Plan became subject to the 2012 Plan and the previous plans were terminated.  The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of December 31, 2012 there were 517,983 options available for grant. The Company provides newly issued shares to satisfy stock option exercises. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	2.39	4,573,318	2.67
Options exercised	(52,500)	1.56	(138,501)	0.93	(150,554)	0.29
Options expired	-	-	(1,521,413)	4.52	(1,142,745)	3.75
Options forfeited	-	-	(126,000)	1.82	(101,917)	2.83
Options granted	1,620,500	2.89	3,793,000	1.85	-	-
Options outstanding - end of period	6,753,188	$ 1.77	5,185,188	$ 1.42	3,178,102	$ 2.39

Options exercisable - end of period	4,568,988	$ 1.59	2,897,688	$ 1.07	3,178,102	$ 2.39

The following table relates to stock options at December 31, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,259,148	0.93	1,079,188	$0.29	$3,259,148	0.93
$0.73 - $0.73	468,500	$0.73	1,208,730	1.21	468,500	$0.73	1,208,730	1.21
$1.82 - $1.82	2,635,000	$1.82	3,926,150	3.01	1,966,250	$1.82	2,929,713	3.01
$1.92 - $1.92	950,000	$1.92	1,320,500	8.44	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	680,610	4.08	1,055,050	$2.89	443,121	4.08
$0.29 - $2.89	6,753,188	$1.77	$10,395,138	3.57	4,568,988	$1.59	$7,840,712	2.58

During the years ended December 31, 2012 and 2011, the Company granted approximately 1.6 million and 3.8 million options, respectively. The Company recorded non-cash compensation expense during 2012, 2011 and 2010 of $2.7 million, $2.7 million and $0.1 million, respectively, for stock options granted in 2012 and prior periods. As of December 31, 2012, compensation expense of $0.4 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was calculated at $1.22 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.52%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil

The risk free interest rate is based on the U.S. Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Restricted Stock

 During the years ended December 31, 2012, 2011 and 2010, the Company issued 0.7 million, 0.2 million and 0.9 million shares of restricted stock, respectively to employees and directors of the Company. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during 2012, 2011 and 2010 of $2.1 million, $1.4 million and $0.5 million, respectively, for stock issued in 2012 and prior periods.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of December 31, 2012 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.

Related Party Transactions:	12 Months Ended
Dec. 31, 2012
Related Party Transactions:

Note 10.    Related Party Transactions:

MGC Ventures Inc. ("MGC Ventures"). The Chief Executive Officer, President, Vice President-Finance and Vice President-Administration of the Company are also directors and/or officers and shareholders of MGC Ventures. On December 15, 2010, the non-affiliated shareholders of MGC Ventures approved the redemption of all of the shares of MGC Ventures common stock held by Gold Reserve. Gold Reserve received $0.9 million and recorded a gain on sale of subsidiary of $0.2 million. Prior to the redemption, Gold Reserve owned 12,062,953 common shares of MGC Ventures which represented 44% of its outstanding shares. MGC Ventures owned 258,083 common shares of the Company at December 31, 2012 and 2011.  During the last three years, the Company sublet a portion of its office space to MGC Ventures for $6,000 per year.

Great Basin Energies Inc. ("Great Basin"). The Chief Executive Officer, President, Vice President-Finance and Vice President-Administration of the Company are also directors and/or officers and shareholders of Great Basin. On December 15, 2010, the non-affiliated shareholders of Great Basin approved the redemption of all of the shares of Great Basin common stock held by Gold Reserve. Gold Reserve received $1.2 million and recorded a gain on sale of subsidiary of $0.3 million. Prior to the redemption, Gold Reserve owned 15,661,595 common shares of Great Basin which represented 45% of its outstanding shares. Great Basin owned 491,192 common shares of the Company at December 31, 2012 and 2011. During the last three years, the Company sublet a portion of its office space to Great Basin for $6,000 per year.

Shareholder Rights Plan:	12 Months Ended
Dec. 31, 2012
Shareholder Rights Plan:

Note 11.    Shareholder Rights Plan:

The Company instituted a shareholder rights plan (the "Rights Plan") in 1999. Since the original approval by the shareholders, the Rights Plan and the Rights Plan agreement have been amended and continued from time to time. In June 2012, the shareholders approved certain amendments to the Rights Plan including continuing the Shareholder Rights Plan until June 30, 2015 and amending certain provisions of the Rights Plan which would exempt the Large Note Holders from triggering the Plan as a result of the Restructuring (See Note 12). The Rights Plan is designed to give the Board of Director's time to consider alternatives, allow shareholders time to properly assess the merits of a bid and insure they receive full and fair value for their common shares. One right is issued in respect of each outstanding share. The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company's outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes:	12 Months Ended
Dec. 31, 2012
Convertible Notes:

Note 12.    Convertible Notes:

In May 2007, the Company issued $103,500,000 aggregate principal amount of senior subordinated convertible notes ("Old Notes"), of which $102,347,000 remained outstanding prior to June 15, 2012. Old Notes with a face value of $1,153,000 were previously settled in cash or repurchased by the Company in the open market at a total cost of approximately $452,000. Such Old Notes included interest at a rate of 5.50% annually, paid semi-annually in arrears and originally matured on June 15, 2022.

On May 16, 2012, the Company notified the holders of Old Notes, as required by the Indenture governing such notes (the "Indenture"), that they had the right to require the Company to purchase all or a portion of their Old Notes on June 15, 2012 and that, pursuant to a negotiated agreement with the largest note holders, the Company would pay, in cash, any such notes validly surrendered. On June 15, 2012, pursuant to the put option provided in the Indenture (the "Put Option"), holders of Old Notes elected to surrender approximately $16.9 million of the Old Notes to the Company for cash leaving a remaining balance of approximately $85.4 million.

Concurrent with the Put Option, the Company announced the restructuring agreement (the "Restructuring"), which was approved by shareholders in June 2012, with its three largest holders of Old Notes, who then held approximately 88% of such outstanding Old Notes. Subsequently, in the third quarter, the next largest holder of Old Notes was added to the Restructuring bringing the total amount of outstanding principal under the Old Notes subject to the Restructuring to approximately 98.7%. Thereafter in the third quarter, management also offered the same restructuring terms to the holders of the remaining 1.3% of the Company's outstanding Old Notes (the "Other Note Holders").

The Restructuring, among other terms, provided for the redemption of the remaining Old Notes held that were not previously surrendered to the Company pursuant to the Put Option. The general terms of the Restructuring were as follows:

For each $1,000 in principal amount, plus any accrued and unpaid interest on the Old Notes through the date on which the Restructuring was consummated:

·         $700 principal amount of Old Notes were exchanged for: (i) $200 in cash, (ii) 147.06 Class A common shares of the Company (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of an aggregate 5.468% Contingent Value Right ("CVR").

·         $300 principal of Old Notes remained outstanding representing the same continuing indebtedness, subject to certain amended terms (the "Modified Notes") including: (i) maturity date of June 29, 2014; (ii) convertible into 250 shares of Class A common stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company's mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its Class A common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon.

The CVR entitles each note holder of the Modified Notes to receive, net of certain deductions (including income tax calculation), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

The Company paid approximately $2.6 million in restructuring costs including $0.9 million to holders of Old Notes electing the Restructuring based on their pro rata share of the total Old Notes restructured and $1.7 million in legal and other transaction costs. The restructuring costs have been allocated to the various components of the consideration given by the Company as detailed below. In addition, the Company paid $4.6 million, $5.6 million and $5.6 million in interest during 2012, 2011 and 2010 respectively.

The offer period related to the Restructuring expired on November 23, 2012 and was finalized on November 27, 2012. Holders of an aggregate of $84,405,000 of Old Notes elected to participate in the Restructuring and $1,042,000 of Old Notes declined to participate. Pursuant to the terms of the Restructuring, the Company paid a total of $16,887,500 cash, issued a total of 12,412,501 Class A common shares, exchanged Old Notes for Modified Notes with a face value of $25,315,000 and issued CVR's totaling 5.468% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data.

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. At June 15, 2012, the fair value of the agreed upon consideration was estimated to equal the carrying value of the Old Notes of $84.4 million. On November 27, 2012 when the restructuring was completed, the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which is recorded in the audited consolidated statement of operations net of costs associated with the restructuring transaction. The gain is due to the effect of the decrease in the share price between June 15, 2012 and the date the restructuring was completed on the fair value of the consideration given. As of November 27, 2012, management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of equity, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	November 27, 2012 Fair Value of Consideration Given
	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs		(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
		$37,185,877	$18,644,918	$1,012,491	$8,089,095

The face value of convertible notes outstanding subsequent to the Restructuring was $26,357,000, which includes $25,315,000 of Modified Notes and $1,042,000 of Old Notes held by Other Note Holders who declined to participate in the Restructuring. The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Estimated fair value of modified notes as of November 27, 2012	$19,302,688
Restructuring costs allocated to modified notes	(657,770)
18,644,918
Accretion of modified notes during 2012	338,536
Carrying value of modified notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	$20,025,454

The remaining Old Notes held by non-electing Other Note Holders continue to be subject to the original terms of the Indenture which include (i) a maturity date of June 15, 2022; (ii) conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company; (iii) the ability of the Company, at its option, to redeem all or part of the Old Notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest.

The covenants in the Indenture, as amended, relating to both the new Modified Notes and the Old Notes are generally limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder's exercise of conversion rights and similar provisions or the Company's failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company.

Litigation:	12 Months Ended
Dec. 31, 2012
Litigation:

Note 13.    Litigation:

During December 2008, the Company filed an action in the Ontario Superior Court of Justice against Rusoro Mining Ltd and Rusoro's financial advisor Endeavour Financial International Corporation ("Endeavour") relating to damages from an unsolicited takeover offer.  Both parties filed counterclaims in 2009 and the Company amended its original claim in 2010. In September 2012, the Company entered a settlement agreement with both Endeavour and Rusoro.  Under the settlement, dismissing all legal actions, Endeavour paid the Company Cdn $1,500,000 and Rusoro paid Cdn $250,000, issued 2,500,000 common shares and a note in the amount of $1,000,000 which due to its contingent nature has not been recorded as an assets. The promissory note will become due and payable when Rusoro is successful in the arbitration it has commenced against the Venezuelan Government seeking compensation for the nationalization of Rusoro's gold assets in Venezuela.

Income Tax:	12 Months Ended
Dec. 31, 2012
Income Tax:

Note 14.    Income Tax:

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2012	2011	2010
Income tax benefit based on Canadian tax rates	$ 2,506,275	$ 6,257,284	$ 6,058,396
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	623,387	474,459	218,882
Non-deductible expenses	(2,617,969)	(1,428,111)	(473,091)
Change in valuation allowance and other	(511,693)	(5,303,632)	(5,804,187)
	$ -	$ -	$ -

No current income tax has been recorded by the parent company for the three years ended December 31, 2012. The Company has recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if the Company's estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2012 and 2011 were as follows:

	Future Tax Asset
	2012	2011
Accounts payable and accrued expenses	$ 33,869	$ 43,966
Property, plant and equipment	(5,248)	(7,254)
Total temporary differences	28,621	36,712
Net operating loss carry forward	37,543,580	35,659,263
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses
and tax credit carry forwards	37,592,072	35,715,846
Valuation allowance	(37,592,072)	(35,715,846)
Net deferred tax asset	$ -	$ -

At December 31, 2012, the Company had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$ -	$ 1,734,082	2014
-	2,161,329	2015
1,386,674	-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,624,353	2026
6,033,603	4,870,458	2027
4,360,823	18,563,966	2028
1,769,963	17,593,207	2029
2,159,079	21,735,430	2030
3,216,024	24,338,649	2031
3,041,866	3,399,516	2032
$ 39,083,328	$ 97,020,990

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
The Company

The Company

 Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

The Company's recent activities have included: obtaining a working interest in the La Tortuga project, establishing the local operating entity and commencing related exploration (See Note 7 to the audited consolidated financial statements); concluding the redemption and restructuring of the Company's convertible notes (See Note 12 to the audited consolidated financial statements); implementing its plan to regain compliance with the NYSE-MKT (the "NYSE" or "Exchange") continued listing standards which was denied by the Exchange on March 7, 2013; defending and ultimately settling litigation related to a breach of fiduciary responsibility during the course of a 2008 unsolicited takeover bid (See Note 13 to the audited consolidated financial statements); and since 2009, executing the Company's arbitration claim against Venezuela as well as continued efforts to reach an amicable settlement (See Note 3 to the audited consolidated financial statements). The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation

Principles of Consolidation

 These audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise

Development Stage Enterprise

 As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents

Cash and Cash Equivalents

 The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs

Exploration and Development Costs

 Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment

Property, Plant and Equipment

 Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale

Assets Held for Sale

   Long-Lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets

Impairment of Long Lived Assets

 The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency

Foreign Currency

The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation

Stock Based Compensation

 The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Bonus Pool Plan

Bonus Pool Plan

 The Company maintains a Bonus Plan related to the outcome of its arbitration against Venezuela as described in Note 3. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company will not accrue a liability for this Plan until and unless events required for payment under the Plan occur.

Income Taxes

Income Taxes

 The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates

Use of Estimates

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty

Measurement Uncertainty

 The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management's current estimate. Any operations the Company may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls,  import/export restrictions and government bureaucracy in the countries in which it operates. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share

Net Loss Per Share

 Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes

Convertible Notes

 Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss

Comprehensive Loss

 Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the audited consolidated statements of comprehensive loss.

Financial Instruments

Financial Instruments

  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and accrued expenses are recorded at amortized cost.

Contingent Value Rights

Contingent Value Rights

  Contingent value rights are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:

	2012	2011
U.S. Treasury bills	$-	$40,000,000
Bank deposits	2,981,234	12,238,554
Money market funds	5,366,284	5,438,816
Total	$8,347,518	$57,677,370

Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities:

Note 5.      Marketable Securities:

	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	101,482	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain	(7,373)	(772,698)
Unrealized loss	(256,659)	(403,475)
Fair value at balance sheet date	$723,449	$892,271

Fair Value Measurements: (Tables)	12 Months Ended
Dec. 31, 2012
ASC 820 establishes a fair

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

	Fair value December 31, 2011	Level 1	Level 2	Level 3
Marketable securities	$ 892,271	$ 892,271	-	-

Property, Plant and Equipment: (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2012
Share option transactions

Share option transactions for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	2.39	4,573,318	2.67
Options exercised	(52,500)	1.56	(138,501)	0.93	(150,554)	0.29
Options expired	-	-	(1,521,413)	4.52	(1,142,745)	3.75
Options forfeited	-	-	(126,000)	1.82	(101,917)	2.83
Options granted	1,620,500	2.89	3,793,000	1.85	-	-
Options outstanding - end of period	6,753,188	$ 1.77	5,185,188	$ 1.42	3,178,102	$ 2.39

Options exercisable - end of period	4,568,988	$ 1.59	2,897,688	$ 1.07	3,178,102	$ 2.39

options outstanding

The following table relates to stock options at December 31, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,259,148	0.93	1,079,188	$0.29	$3,259,148	0.93
$0.73 - $0.73	468,500	$0.73	1,208,730	1.21	468,500	$0.73	1,208,730	1.21
$1.82 - $1.82	2,635,000	$1.82	3,926,150	3.01	1,966,250	$1.82	2,929,713	3.01
$1.92 - $1.92	950,000	$1.92	1,320,500	8.44	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	680,610	4.08	1,055,050	$2.89	443,121	4.08
$0.29 - $2.89	6,753,188	$1.77	$10,395,138	3.57	4,568,988	$1.59	$7,840,712	2.58

The weighted average grant date FV

The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was calculated at $1.22 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.52%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil

Convertible Notes: (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration Given

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. At June 15, 2012, the fair value of the agreed upon consideration was estimated to equal the carrying value of the Old Notes of $84.4 million. On November 27, 2012 when the restructuring was completed, the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which is recorded in the audited consolidated statement of operations net of costs associated with the restructuring transaction. The gain is due to the effect of the decrease in the share price between June 15, 2012 and the date the restructuring was completed on the fair value of the consideration given. As of November 27, 2012, management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of equity, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	November 27, 2012 Fair Value of Consideration Given
	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs		(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
		$37,185,877	$18,644,918	$1,012,491	$8,089,095

Convertible Notes Summary

The face value of convertible notes outstanding subsequent to the Restructuring was $26,357,000, which includes $25,315,000 of Modified Notes and $1,042,000 of Old Notes held by Other Note Holders who declined to participate in the Restructuring. The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Estimated fair value of modified notes as of November 27, 2012	$19,302,688
Restructuring costs allocated to modified notes	(657,770)
18,644,918
Accretion of modified notes during 2012	338,536
Carrying value of modified notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	$20,025,454

Income Tax: (Tables)	12 Months Ended
Dec. 31, 2012
Income tax reconciliation with Canadian tax rates

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2012	2011	2010
Income tax benefit based on Canadian tax rates	$ 2,506,275	$ 6,257,284	$ 6,058,396
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	623,387	474,459	218,882
Non-deductible expenses	(2,617,969)	(1,428,111)	(473,091)
Change in valuation allowance and other	(511,693)	(5,303,632)	(5,804,187)
	$ -	$ -	$ -

Future income tax assets

No current income tax has been recorded by the parent company for the three years ended December 31, 2012. The Company has recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if the Company's estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2012 and 2011 were as follows:

	Future Tax Asset
	2012	2011
Accounts payable and accrued expenses	$ 33,869	$ 43,966
Property, plant and equipment	(5,248)	(7,254)
Total temporary differences	28,621	36,712
Net operating loss carry forward	37,543,580	35,659,263
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses
and tax credit carry forwards	37,592,072	35,715,846
Valuation allowance	(37,592,072)	(35,715,846)
Net deferred tax asset	$ -	$ -

Tax loss carry forwards

At December 31, 2012, the Company had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$ -	$ 1,734,082	2014
-	2,161,329	2015
1,386,674	-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,624,353	2026
6,033,603	4,870,458	2027
4,360,823	18,563,966	2028
1,769,963	17,593,207	2029
2,159,079	21,735,430	2030
3,216,024	24,338,649	2031
3,041,866	3,399,516	2032
$ 39,083,328	$ 97,020,990

The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Equipment	$ 29
Net realizable value	$ 19

Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Full markert value of claim including interest	$ 2,100
Accumulated interest in claim	400
Bonus percentage first 200 million	1.00%
Bonus percentage thereafter	5.00%
Pool for initial bonus rate	$ 200
Maximum aggregate amount of proceeds actually received by company receivable to each note holder	5.47%

Cash and Cash Equivalents: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Treasury bills	$ 0	$ 40,000,000
Bank deposits	2,981,234	12,238,554
Money market funds	5,366,284	5,438,816
Total	$ 8,347,518	$ 57,677,370	$ 58,186,478	$ 60,962,813

Cash and Cash Equivalents: (Details Text) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash in Venezuela.	$ 9,000	$ 88,000

Marketable Securities: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value at beginning of year	$ 892,271	$ 2,263,923
Acquisitions	101,482	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain	(7.373)	(772,698)
Unrealized loss	(256,659)	(403,475)
Fair value at balance sheet date	$ 723,449	$ 892,271

Marketable Securities: (Details Text) (USD $)	12 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Marketable securities cost basis	$ 511,766	$ 511,766	$ 850,529
Impairment of marketable securities	$ 433,973	$ 433,973

Fair Value Measurements: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities Fair Value level one	$ 723,449	$ 892,271	$ 2,263,923
Marketable securities Fair Value total	$ 723,449	$ 892,271

Property, Plant and Equipment: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	526,363	517,235
Accumulated Depreciation: Furniture and office equipment	(485,409)	(463,066)
Net: Furniture and office equipment	40,954	54,169
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(40,727)
Net: Leasehold improvements		463
Cost: Venezuelan property and equipment	171,445	1,415,972
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(1,330,806)
Net: Venezuelan property and equipment	14,000	85,166
Cost: Mineral property	150,010
Net: Mineral property	150,010
Total Cost:	19,874,836	20,960,225
Total Accumulated Depreciation:	(684,044)	(1,834,599)
Total Net Property, Plant and Equipment:	$ 19,190,792	$ 19,125,626

Property, Plant and Equipment: (Details Text) (USD $)	Dec. 31, 2012	Dec. 31, 2011
At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value.		$ 450,000
Option for Percentage right to an undivided interest in the La Tortuga property	51.00%
undivided 51% interest by making an aggregate in option payments	650,000
undivided 51% interest by spending over 3 years	3,000,000
The Company may subsequently exercise an option to acquire an additional interest in the property	9.00%
The Company may subsequently exercise an option to acquire an additional 9% interest in the property for	2,000,000
Compan’s initial option payment	50,000
Company’s additionall option payments	$ 100,000

KSOP Plan: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash allocated to KSOP	$ 169,000	$ 127,000	$ 175,000
Share value allocated to KSOP		$ 110,690

Stock Based Compensation Plans: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding - beginning of period	5,185,188	3,178,102	4,573,318
Options outstanding - beginning of period weighted average shares	$ 0.29	$ 1.42	$ 2.39	$ 2.67
Options exercised shares	(52,500)	(138,501)	(150,554)
Options exercised weighted average exercise price	$ 1.56	$ 0.93	$ 0.29
Options expired shares		(1,521,413)	(1,142,745)
Options expired weighted average exercise price		$ 4.52	$ 3.75
Options forfeited shares		(126,000)	(101,917)
Options forfeited weighted average exercise price		$ 1.82	$ 2.83
Options granted shares	1,620,500	3,793,000
Options granted weighted average exercise price	$ 2.89	$ 1.85
Options outstanding - end of period shares	6,753,188	5,185,188	3,178,102
Options outstanding - end of period weighted average exercise price	$ 1.77	$ 1.42	$ 2.39
Options exercisable - end of period shares	4,568,988	2,897,688	3,178,102
Options exercisable - end of period weighted average exercise price	$ 1.59	$ 1.07	$ 2.39

Stock Based Compensation Plans: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Outstanding Options Number: $0.29 - $0.29	1,079,188
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.29	$ 3,259,148
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	339 days
Exercisable Options Number: $0.29 - $0.29	1,079,188
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29	$ 1.42	$ 2.39	$ 2.67
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.29	3,259,148
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	339 days
Outstanding Options Number: $0.73 - $0.73	468,500
Outstanding Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Outstanding Options Aggregate Intrinsic Value: $0.73 - $0.73	1,208,730
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	442 days
Exercisable Options Number: $0.73 - $0.73	468,500
Exercisable Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Exercisable Options Aggregate Intrinsic Value: $0.73 - $0.73	1,208,730
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	442 days
Outstanding Options Number: $1.82 - $1.82	2,635,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	3,926,150
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1099 days
Exercisable Options Number: $1.82 - $1.82	1,966,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	2,929,713
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1099 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,320,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	3081 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	680,610
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1489 days
Exercisable Options Number: $2.89 - $2.89	1,055,050
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	443,121
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1489 days
Outstanding Options Number: $0.29 - $2.89	6,753,188
Outstanding Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.77
Outstanding Options Aggregate Intrinsic Value: $0.29 - $2.89	10,395,138
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	1303 days
Exercisable Options Number: $0.29 - $2.89	4,568,988
Exercisable Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.59
Exercisable Options Aggregate Intrinsic Value: $0.29 - $2.89	$ 7,840,712
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	942 days

Stock Based Compensation Plans: (Details 3)	12 Months Ended	132 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Risk free interest rate	1.52%	0.29%
Expected Term	4 years	2 years 10 months 29 days
Expected volatility	97.00%	65.00%
Dividend yield	0.00%	0.00%

Stock Based Compensation Plans: (Details Text) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percent of issued and outstanding common shares permitted for the grant of stock options	10.00%
Max duration in which options can be granted	10 years
Options available for grant	517,983
Option grants	1.6	3.8
non cash compensation expense	$ 2.7	$ 2.7	$ 0.1
Compensation expense related to unvested options remains to be recognized over the remaining vesting period.	0.4
The weighted average grant date fair value of options granted	$ 1.22	$ 1.23
Restricted stock granted	0.7	0.2	0.9
Non-cash compensation expense for restricted stock	2.1	1.4	0.5
Directors and officers unvested retention units	1.4575
Other employee unvested retention units	0.315
The minimum value of these units, based on the grant date value of the Class A shares	$ 7.7

Related Party Transactions: (Details Text) (USD $)	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2010
Cash received on sale of subsidiary MGC			$ 900,000
Gain on sale of subsidiary MGC			200,000
Shares of subsidiary owned prior to sale MGC			12,062,953
% owned prior to sale MGC			44.00%
Shares of Company owned by subsidiary MGC	258,083	258,083
Annual rent paid to Company by subsidairy	6,000
Cash received on sale of subsidiary Great Basin			1,200,000
Gain on sale of subsidiary Great Basin			$ 300,000
Shares of subsidiary owned prior to sale Great Basin			15,661,595
% owned prior to sale Great Basin			45.00%
Shares of Company owned by subsidiary Great Basin	491,192	491,192

Shareholder Rights Plan: (Details Text)	Dec. 31, 2012
Summary of shareholder rights plan	The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company’s outstanding shares without complying with the “permitted bid” provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes: (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Restructuring costs	$ (657,770)
Total
Restructured notes	84,405,000
Restructuring costs	2,585,119
Gain
Restructured notes	9,325,893
Restructuring costs	(1,236,798)
Fair value of consideration	8,089,095
CVR
Restructured notes	1,030,794
Restructuring costs	(18,303)
Fair value of consideration	1,012,491
Notes
Restructured notes	19,302,688
Restructuring costs	(657,770)
Fair value of consideration	18,644,918
Equity
Restructured notes	37,858,125
Restructuring costs	(672,248)
Fair value of consideration	37,185,877
Cash
Restructured notes	$ 16,887,500

Convertible Notes: (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Nov. 27, 2012
Estimated fair value of modified notes		$ 19,302,688
Restructuring costs allocated to modified notes	(657,770)
Modified Notes	18,983,454	18,644,918
Accretion of modified notes	338,536
Old Notes	1,042,000	1,042,000
Total carrying value of convertible notes	$ 20,025,454

Convertible Notes: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012	Jun. 15, 2012
Old Notes issued	$ 103,500,000
Old Notes outstanding	102,347,000
Face Value of Old Notes Purchased	1,153,000
Cost of Old Notes Purchased	452,000
Such Old Notes included interest at a rate of 5.50% annually, paid semi-annually in arrears and originally matured on June 15, 2022.	5.50%
Old Notes Purchased through the "Put Option"					16,900,000
Balance of Old Notes					85,400,000
Percent of Old Notes held by the 3 largest holders	88.00%
Percent of Old Notes held by the 4 largest holders ("Large Note Holders")	98.70%
Percent of Old Notes held by the remaining holders ("Other Note Holders")	1.30%
· $700 principal amount of Old Notes were exchanged for: (i) $200 in cash, (ii) 147.06 Class A common shares of the Company (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of an aggregate 5.468% Contingent Value Right (“CVR”).	For each $1,000 in principal amount, plus any accrued and unpaid interest on the Old Notes through the date on which the Restructuring was consummated: • $700 principal amount of Old Notes were exchanged for: (i) $200 in cash, (ii) 147.06 Class A common shares of the Company (equivalent to a conversion price of $3.40), and (iii) a pro rata portion of an aggregate 5.468% Contingent Value Right (“CVR”). • $300 principal of Old Notes remained outstanding representing the same continuing indebtedness, subject to certain amended terms (the “Modified Notes”) including: (i) maturity date of June 29, 2014; (ii) convertible into 250 shares of Class A common stock per $1,000 (equivalent to a conversion price of $4.00) at any time after the closing date upon 3 days prior written notice to the Company; (iii) mandatory redemption obligation for an amount of cash equal to 120% of the face value thereof plus accrued and unpaid interest upon certain events related to the receipt of proceeds connected with the arbitration proceedings or sale or other disposition of the Company’s mining data; (iv) optional redemption for shares of Common Stock at the conversion price noted above plus cash for any accrued and unpaid interest if the closing sale price of its Class A common shares is equal to or greater than 200% of the conversion price for at least 20 trading days in the period of 30 consecutive trading days; and (v) redemption at maturity by payment of cash in an amount equal to the principal plus accrued and unpaid interest thereon.
: Large Note Holders CVR				5.47%
Restructuring Costs	2,600,000
Amount paid to holders of Old Notes electing the Restructuring	900,000
Legal and other transaction costs	1,700,000
Interest paid	4,600,000	5,600,000	5,600,000
: Total electing Restructuring FV of notes				84,405,000
Old Notes	1,042,000			1,042,000
: Total electing Restructuring cash received				16,887,500
: Total electing Restructuring shares received				12,412,501
: Notes remaining outstanding				26,357,000
: Total electing Restructuring modified notes				25,315,000
Fair value of the aggregate consideration				75,100,000
Carrying value of Old Notes					84,400,000
Summary of original terms of the Indenture	The remaining Old Notes held by non-electing Other Note Holders continue to be subject to the original terms of the Indenture which include (i) a maturity date of June 15, 2022; (ii) conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company; (iii) the ability of the Company, at its option, to redeem all or part of the Old Notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest.
Gain on the restructuring transaction				9,300,000
Cash portion of fair value of aggregate consideration				16,900,000
Equity portion of fair value of aggregate consideration				$ 37,900,000

Litigation: (Details Text)	Dec. 31, 2012
Settlement of litigation summary	Endeavour paid the Company Cdn $1,500,000 and Rusoro paid

Income Tax: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit based on Canadian tax rates	$ 2,506,275	$ 6,257,284	$ 6,058,396
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	623,387	474,459	218,882
Non-deductible expenses	(2,617,969)	(1,428,111)	(473,091)
Change in valuation allowance and other	$ (511,693)	$ (5,303,632)	$ (5,804,187)

Income Tax: (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued expenses	$ 33,869	$ 43,966
Property, plant and equipment	(5,248)	(7,254)
Total temporary differences	28,621	36,712
Net operating loss carry forward	37,543,580	35,659,263
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses and tax credit carry forwards	37,592,072	35,715,846
Valuation allowance	$ (37,592,072)	$ (35,715,846)

Income Tax: (Details 3) (USD $)	Dec. 31, 2012
Canadian tax loss carry forward expiring 2014	$ 1,734,082
Canadian tax loss carry forward expiring 2015	2,161,329
US tax loss carry forward expiring 2018	1,386,674
US tax loss carry forward expiring 2019	1,621,230
US tax loss carry forward expiring 2020	665,664
US tax loss carry forward expiring 2021	896,833
US tax loss carry forward expiring 2022	1,435,774
US tax loss carry forward expiring 2023	1,806,275
US tax loss carry forward expiring 2024	2,386,407
US tax loss carry forward expiring 2025	3,680,288
US tax loss carry forward expiring 2026	4,622,825
Canadian tax loss carry forward expiring 2026	2,624,353
US tax loss carry forward expiring 2027	6,033,603
Canadian tax loss carry forward expiring 2027	4,870,458
US tax loss carry forward expiring 2028	4,360,823
Canadian tax loss carry forward expiring 2028	18,563,966
US tax loss carry forward expiring 2029	1,769,963
Canadian tax loss carry forward expiring 2029	17,593,207
US tax loss carry forward expiring 2030	2,159,079
Canadian tax loss carry forward expiring 2030	21,735,430
US tax loss carry forward expiring 2031	3,216,024
Canadian tax loss carry forward expiring 2031	24,338,649
US tax loss carry forward expiring 2032	3,041,866
Canadian tax loss carry forward expiring 2032	3,399,516
US tax loss carry forward	39,083,328
Canadian tax loss carry forward	$ 97,020,990